Leases	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Leases

NOTE 8 – LEASES

The Company entered into an office lease during December 2022, which it uses in its day-to-day operations. The Company recognizes operating lease expense on a straight-line basis over the lease term.

Management determines if an arrangement is a lease at contract inception. Lease and non-lease components are accounted for as a single component for all leases. Operating lease right-of-use (“ROU”) assets and liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the expected lease term, which includes optional renewal periods if the Company determines it is reasonably certain that the option will be exercised.

As the Company’s leases do not provide an implicit rate, the discount rate used in the present value calculation represents our incremental borrowing rate determined using information available at the commencement date. Operating lease expense is included as a component of selling, general and administrative expenses in the statements of operations. For the years ended December 31, 2024, and 2023, the Company recorded operating lease expense of $120,229 and $116,322, respectively, which is included in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss. Cash payments on lease liabilities during the years ended December 31, 2024, and 2023 totaled $136,563 and $77,881, respectively. At December 31, 2024, and 2023 the weighted-average remaining lease term and discount rate were as follows:

	As of December 31,
	2024	2023
Weighted-average remaining lease term	1.06 years	2.06 years
Weighted-average discount rate	8.6%	8.6%

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of December 31, 2024:

Years Ended December 31,	Amount
2025	$139,807
2026	23,797
Less imputed interest	(8,497)
Remaining operating lease liability - December 31, 2024	$155,107